Annual Total Returns- Janus Henderson International Value Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson International Value Fund - Class D	2014	2015	2016	2017	2018	2019	2020
Total	(3.48%)	(0.83%)	0.56%	22.76%	(13.52%)	17.47%	(0.42%)